Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	15,366.24
Total Transaction Valuation	111,268,926.68
Total Offset Amount	0.00
Net Fee	$ 15,366.24
Offering Table N/A
Offset Table N/A	N/A